VANECK GLOBAL RESOURCES FUND

SCHEDULE OF INVESTMENTS

September 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 96.7%
Australia: 4.1%
Allkem Ltd. *	988,849	$8,744,892
Ecograf Ltd. * †	1,590,181	322,226
Glencore Plc (GBP)	5,271,300	27,700,746
		36,767,864
Brazil: 2.7%
Vale SA (ADR)	950,600	12,661,992
Yamana Gold, Inc. (USD)	1,825,400	8,269,062
Yara International ASA (NOK)	106,300	3,730,615
		24,661,669
British Virgin Islands: 0.1%
Talon Metals Corp. (CAD) * †	1,705,400	595,689
Canada: 7.1%
Agnico Eagle Mines Ltd. (USD)	287,206	12,128,709
Alamos Gold, Inc. (USD)	100,832	747,165
Barrick Gold Corp. (USD)	777,545	12,051,948
Euro Manganese, Inc. (AUD) *	2,306,472	413,227
Kinross Gold Corp. (USD)	1,842,200	6,926,672
Nouveau Monde Graphite, Inc. (USD) * †	196,100	1,058,940
Nutrien Ltd. (USD)	363,671	30,322,888
		63,649,549
Finland: 0.6%
Neste Oyj	125,900	5,487,919
Italy: 1.4%
Eni SpA	805,000	8,556,099
Saras SpA *	4,254,800	4,044,915
		12,601,014
Netherlands: 1.1%
OCI NV	257,735	9,436,083
Norway: 4.9%
Equinor ASA (ADR)	938,600	31,077,046
FREYR Battery SA (USD) * †	545,900	7,773,616
FREYR Battery SA (USD) * ø	350,000	4,984,000
		43,834,662
South Africa: 3.7%
Anglo American Plc (GBP)	697,700	20,949,016
Sibanye Stillwater Ltd. (ADR) †	1,328,300	12,379,756
		33,328,772
Spain: 1.1%
Repsol SA	778,000	8,939,416
Soltec Power Holdings SA * †	131,900	548,949
		9,488,365
Turkey: 0.4%
Eldorado Gold Corp. (USD) *	564,000	3,400,920
United Kingdom: 2.0%
Endeavour Mining Plc (CAD)	492,600	9,086,363
Shell Plc (ADR)	181,000	9,006,560
		18,092,923
United States: 65.0%
5E Advanced Materials, Inc. * †	144,600	1,469,136
Baker Hughes Co.	491,100	10,293,456
	Number of Shares	Value
United States (continued)
Benson Hill, Inc. * †	546,100	$1,496,314
Bunge Ltd.	272,900	22,533,353
ChampionX Corp.	366,900	7,180,233
Chart Industries, Inc. * †	96,134	17,722,303
Chesapeake Energy Corp. †	232,900	21,941,509
Chevron Corp.	58,900	8,462,163
ConocoPhillips	268,341	27,462,018
Corteva, Inc.	399,966	22,858,057
Coterra Energy, Inc.	1,146,832	29,955,252
Darling Ingredients, Inc. *	128,400	8,493,660
Devon Energy Corp.	548,732	32,995,255
Diamondback Energy, Inc.	219,868	26,485,299
Enphase Energy, Inc. *	84,500	23,446,215
EQT Corp.	776,900	31,658,675
ESS Tech, Inc. * †	211,500	865,035
EVgo, Inc. * ø	308,000	2,436,280
EVgo, Inc. * †	34,700	274,477
Excelerate Energy, Inc.	232,200	5,433,480
Fluence Energy, Inc. * †	38,200	557,338
FMC Corp.	80,631	8,522,697
Freeport-McMoRan, Inc.	606,500	16,575,645
Halliburton Co.	477,000	11,743,740
Hannon Armstrong Sustainable Infrastructure Capital, Inc. †	324,785	9,720,815
Hess Corp.	192,900	21,024,171
Kirby Corp. *	195,700	11,892,689
Liberty Energy, Inc. *	1,196,150	15,167,182
Marathon Oil Corp.	407,600	9,203,608
Mosaic Co.	246,200	11,898,846
MP Materials Corp. *	279,200	7,622,160
Newmont Corp.	276,807	11,634,198
Ormat Technologies, Inc. †	143,800	12,395,560
PDC Energy, Inc.	153,600	8,876,544
Piedmont Lithium, Inc. *	155,700	8,328,393
Pioneer Natural Resources Co.	88,988	19,268,572
SolarEdge Technologies, Inc. *	124,900	28,909,354
Solid Power, Inc. *	95,100	500,226
Stem, Inc. * †	708,132	9,446,481
Stem, Inc. * ø	362,000	4,825,460
TuSimple Holdings, Inc. * †	110,830	842,308
Tyson Foods, Inc.	203,100	13,390,383
Union Pacific Corp.	27,000	5,260,140
Valero Energy Corp.	297,100	31,745,135
		582,813,815
Zambia: 2.5%
First Quantum Minerals Ltd. (CAD) †	1,330,400	22,585,065
Total Common Stocks (Cost: $653,589,852)		866,744,309

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VANECK GLOBAL RESOURCES FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
WARRANTS: 0.1%
Norway: 0.1%
FREYR Battery SA, USD 11.50, exp. 09/01/27	120,350	$672,757
United States: 0.0%
Benson Hill, Inc., USD 11.50, exp. 12/24/25	74,875	29,950
Total Warrants (Cost: $216,758)		702,707

MONEY MARKET FUND: 3.3% (Cost: $29,718,181)
Invesco Treasury Portfolio - Institutional Class	29,718,181	29,718,181

Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $683,524,791)		897,165,197
	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.2% (Cost: $37,676,998)
Money Market Fund: 4.2%
State Street Navigator Securities Lending Government Money Market Portfolio	37,676,998	$37,676,998
Total Investments: 104.3% (Cost: $721,201,789)		934,842,195
Liabilities in excess of other assets: (4.3)%		(38,747,502)
NET ASSETS: 100.0%		$896,094,693

Definitions:

ADR	American Depositary Receipt
AUD	Australia Dollar
CAD	Canadian Dollar
GBP	British Pound
NOK	Norwegian Krone
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $82,342,457.
ø	Restricted Security – the aggregate value of restricted securities is $12,245,740, or 1.4% of net assets

Restricted securities held by the Fund as of September 30, 2022 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
EVgo, Inc.	06/30/2021	308,000	$3,080,000	$2,436,280	0.3%
FREYR Battery SA	07/06/2021	350,000	3,500,000	4,984,000	0.6%
Stem, Inc.	04/28/2021	362,000	3,620,000	4,825,460	0.5%
			$10,200,000	$12,245,740	1.4%

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Cyclical	0.3%	$2,436,280
Consumer Discretionary	0.1	774,703
Consumer Staples	5.1	45,943,660
Energy	43.0	386,008,247
Financials	1.1	9,720,815
Industrials	7.3	65,391,075
Information Technology	5.8	52,355,569
Materials	32.6	292,421,107
Utilities	1.4	12,395,560
Money Market Fund	3.3	29,718,181
	100.0%	$897,165,197
2